Related party transactions - Key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Related party transactions
Short-term compensation	$ 2,896	$ 2,408
Share-based compensation	2,452	1,479
Total	$ 5,348	$ 3,887